3. Equipment (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Equipment Details
Computer and office equipment	$ 49,951	$ 47,011
Less: accumulated depreciation	21,569	10,543
Equipment, Net	$ 28,382	$ 36,468
Computer and office equipment useful life	5 years